Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table shows the total compensation for our named executive officers for each of the last three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our Chief Executive Officer and, on an average basis, our other named executive officers (in each case, as determined under SEC rules), our total stockholder return (“TSR”), the TSR of the Nasdaq Clean Edge Green Energy Index over the same period, and our net income.

Year	Summary Compensation Table Total CEO (M.Lohscheller)(1)	Summary Compensation Table Total CEO (S.Girsky)(1)	Compensation Actually Paid to CEO (M. Lohscheller)(2)	Compensation Actually Paid to CEO (S.Girsky)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($000)(4)
							Total Stockholder Return(3)	Peer Group Total Stockholder Return(3)
2023	2,005,370	8,195,135	(226,004)	2,231,926	1,390,039	372,321	39	92	(966,282)
2022	9,438,959	—	2,754,048	—	2,694,939	(6,701,221)	21	67	(784,238)
2021	—	—	—	—	2,641,213	(8,685,872)	61	96	(690,438)

(1)	Amounts represent compensation actually paid to our CEO(s) and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules and described below, which includes the following individuals for each fiscal year:

Year	CEO	Non-CEO Named Executive Officers
2023	Michael Lohscheller, Stephen J. Girsky	Kim J. Brady, Stasy Pasterick, Mary S. Chan, Carey Mendes, Joseph S. Cappello, Britton M. Worthen
2022	Mark A. Russell, Michael Lohscheller	Kim J. Brady, Pablo M. Koziner, Carey Mendes, Joseph R. Pike, Britton M. Worthen
2021	Mark A. Russell	Kim J. Brady, Pablo M. Koziner, Joseph R. Pike, Britton M. Worthen

(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer as realized income, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The following table details these adjustments. The Company offers neither a defined benefit pension plan nor dividends, so no adjustment for those items are included in the table below.

Year	Executive(s)	Summary Compensation Table Total	(-) Equity Awards in SCT	(+) Value of Awards Granted in Current Year and Unvested at Year End	(+) Change in Value for Prior Grants Unvested at Year End	(+) Value as of Vesting Date for Awards Granted in Year	(+) Change in Value for Prior Grants Vested in Year	(-) Value of Forfeited Awards as of End of Prior Year	(+) Dividends, Equivalents, or Other Earnings	Compensation Actually Paid
2023	CEO 1 (M. Lohscheller)	2,005,370	1,370,000	—	—	—	(278,187)	583,188	—	(226,004)
	CEO 2 (S. Girsky)	8,195,135	7,777,250	1,814,042	—	—	—	—	—	2,231,926
	Other NEOs	1,390,039	893,667	449,083	(123,967)	193	(334,956)	114,404	—	372,321
2022	CEO 1 (M. Russell)	5,032,960	5,032,960	—	—	—	(12,145,396)	14,426,999	—	(26,572,396)
	CEO 2 (M. Lohscheller)	9,438,959	9,248,781	1,874,896	—	688,974	—	—	—	2,754,048
	Other NEOs	2,694,939	2,433,400	550,787	(3,089,106)	203,633	(472,057)	4,156,016	—	(6,701,221)
2021	CEO	5,609,642	5,609,641	4,704,091	(25,088,516)	—	—	—	—	(20,384,423)

	Other NEOs	2,641,213	2,641,212	2,214,848	(10,852,033)	—	(48,688)	—	—	(8,685,872)

								—

(3)	TSR is determined based on the end of year value of $100 invested on the first day of each respective year for Nikola and the Nasdaq Clean Edge Green Energy Index.

(4)	The amounts in this column represent the Company’s disclosed net income (loss) for each reported year. As discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company has granted to its named executive officers PSUs that are eligible to vest based on the Company’s TSR relative to the Nasdaq Clean Edge Green Energy. As of 2023, we do not use any other financial performance measure to link compensation actually paid to the PEO and our other named executive officers to the Company’s performance.

Named Executive Officers, Footnote [Text Block]

(1)	Amounts represent compensation actually paid to our CEO(s) and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules and described below, which includes the following individuals for each fiscal year:

Year	CEO	Non-CEO Named Executive Officers
2023	Michael Lohscheller, Stephen J. Girsky	Kim J. Brady, Stasy Pasterick, Mary S. Chan, Carey Mendes, Joseph S. Cappello, Britton M. Worthen
2022	Mark A. Russell, Michael Lohscheller	Kim J. Brady, Pablo M. Koziner, Carey Mendes, Joseph R. Pike, Britton M. Worthen
2021	Mark A. Russell	Kim J. Brady, Pablo M. Koziner, Joseph R. Pike, Britton M. Worthen

Peer Group Issuers, Footnote [Text Block]		TSR is determined based on the end of year value of $100 invested on the first day of each respective year for Nikola and the Nasdaq Clean Edge Green Energy Index.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Executive(s)	Summary Compensation Table Total	(-) Equity Awards in SCT	(+) Value of Awards Granted in Current Year and Unvested at Year End	(+) Change in Value for Prior Grants Unvested at Year End	(+) Value as of Vesting Date for Awards Granted in Year	(+) Change in Value for Prior Grants Vested in Year	(-) Value of Forfeited Awards as of End of Prior Year	(+) Dividends, Equivalents, or Other Earnings	Compensation Actually Paid
2023	CEO 1 (M. Lohscheller)	2,005,370	1,370,000	—	—	—	(278,187)	583,188	—	(226,004)
	CEO 2 (S. Girsky)	8,195,135	7,777,250	1,814,042	—	—	—	—	—	2,231,926
	Other NEOs	1,390,039	893,667	449,083	(123,967)	193	(334,956)	114,404	—	372,321
2022	CEO 1 (M. Russell)	5,032,960	5,032,960	—	—	—	(12,145,396)	14,426,999	—	(26,572,396)
	CEO 2 (M. Lohscheller)	9,438,959	9,248,781	1,874,896	—	688,974	—	—	—	2,754,048
	Other NEOs	2,694,939	2,433,400	550,787	(3,089,106)	203,633	(472,057)	4,156,016	—	(6,701,221)
2021	CEO	5,609,642	5,609,641	4,704,091	(25,088,516)	—	—	—	—	(20,384,423)

	Other NEOs	2,641,213	2,641,212	2,214,848	(10,852,033)	—	(48,688)	—	—	(8,685,872)

								—

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,390,039	$ 2,694,939	$ 2,641,213
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 372,321	(6,701,221)	(8,685,872)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Executive(s)	Summary Compensation Table Total	(-) Equity Awards in SCT	(+) Value of Awards Granted in Current Year and Unvested at Year End	(+) Change in Value for Prior Grants Unvested at Year End	(+) Value as of Vesting Date for Awards Granted in Year	(+) Change in Value for Prior Grants Vested in Year	(-) Value of Forfeited Awards as of End of Prior Year	(+) Dividends, Equivalents, or Other Earnings	Compensation Actually Paid
2023	CEO 1 (M. Lohscheller)	2,005,370	1,370,000	—	—	—	(278,187)	583,188	—	(226,004)
	CEO 2 (S. Girsky)	8,195,135	7,777,250	1,814,042	—	—	—	—	—	2,231,926
	Other NEOs	1,390,039	893,667	449,083	(123,967)	193	(334,956)	114,404	—	372,321
2022	CEO 1 (M. Russell)	5,032,960	5,032,960	—	—	—	(12,145,396)	14,426,999	—	(26,572,396)
	CEO 2 (M. Lohscheller)	9,438,959	9,248,781	1,874,896	—	688,974	—	—	—	2,754,048
	Other NEOs	2,694,939	2,433,400	550,787	(3,089,106)	203,633	(472,057)	4,156,016	—	(6,701,221)
2021	CEO	5,609,642	5,609,641	4,704,091	(25,088,516)	—	—	—	—	(20,384,423)

	Other NEOs	2,641,213	2,641,212	2,214,848	(10,852,033)	—	(48,688)	—	—	(8,685,872)

								—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	[3]	$ 39	21	61
Peer Group Total Shareholder Return Amount	[3]	92	67	96
Net Income (Loss) Attributable to Parent	[4]	(966,282,000)	(784,238,000)	(690,438,000)
Non-PEO NEO [Member] | (-) Equity Awards in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		893,667	2,433,400	2,641,212
Non-PEO NEO [Member] | (+) Value of Awards Granted in Current Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		449,083	550,787	2,214,848
Non-PEO NEO [Member] | (+) Change in Value for Prior Grants Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(123,967)	(3,089,106)	(10,852,033)
Non-PEO NEO [Member] | (+) Value as of Vesting Date for Awards Granted in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		193	203,633
Non-PEO NEO [Member] | (+) Change in Value for Prior Grants Vested in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(334,956)	(472,057)	(48,688)
Non-PEO NEO [Member] | (-) Value of Forfeited Awards as of End of Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		114,404	4,156,016
Non-PEO NEO [Member] | (+) Dividends, Equivalents, or Other Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Michael Lohscheller
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	2,005,370	9,438,959
PEO Actually Paid Compensation Amount	[2]	$ (226,004)	$ 2,754,048
Michael Lohscheller | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Michael Lohscheller	Michael Lohscheller
Michael Lohscheller | PEO [Member] | (-) Equity Awards in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,370,000	$ 9,248,781
Michael Lohscheller | PEO [Member] | (+) Value of Awards Granted in Current Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,874,896
Michael Lohscheller | PEO [Member] | (+) Change in Value for Prior Grants Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Michael Lohscheller | PEO [Member] | (+) Value as of Vesting Date for Awards Granted in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			688,974
Michael Lohscheller | PEO [Member] | (+) Change in Value for Prior Grants Vested in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(278,187)
Michael Lohscheller | PEO [Member] | (-) Value of Forfeited Awards as of End of Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		583,188
Michael Lohscheller | PEO [Member] | (+) Dividends, Equivalents, or Other Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen J. Girsky
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	8,195,135
PEO Actually Paid Compensation Amount	[2]	$ 2,231,926
Stephen J. Girsky | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Stephen J. Girsky
Stephen J. Girsky | PEO [Member] | (-) Equity Awards in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 7,777,250
Stephen J. Girsky | PEO [Member] | (+) Value of Awards Granted in Current Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,814,042
Stephen J. Girsky | PEO [Member] | (+) Change in Value for Prior Grants Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen J. Girsky | PEO [Member] | (+) Value as of Vesting Date for Awards Granted in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen J. Girsky | PEO [Member] | (+) Change in Value for Prior Grants Vested in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen J. Girsky | PEO [Member] | (-) Value of Forfeited Awards as of End of Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen J. Girsky | PEO [Member] | (+) Dividends, Equivalents, or Other Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Kim J. Brady | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Kim J. Brady	Kim J. Brady	Kim J. Brady
Stasy Pasterick | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Stasy Pasterick
Mary S. Chan | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mary S. Chan
Carey Mendes | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Carey Mendes	Carey Mendes
Joseph S. Cappello | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Joseph S. Cappello	Joseph R. Pike	Joseph R. Pike
Britton M. Worthen | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Britton M. Worthen	Britton M. Worthen	Britton M. Worthen
Mark A. Russell
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,032,960	$ 5,609,642
PEO Actually Paid Compensation Amount			$ (26,572,396)	$ (20,384,423)
Mark A. Russell | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Mark A. Russell	Mark A. Russell
Mark A. Russell | PEO [Member] | (-) Equity Awards in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 5,032,960	$ 5,609,641
Mark A. Russell | PEO [Member] | (+) Value of Awards Granted in Current Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,704,091
Mark A. Russell | PEO [Member] | (+) Change in Value for Prior Grants Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(25,088,516)
Mark A. Russell | PEO [Member] | (+) Value as of Vesting Date for Awards Granted in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mark A. Russell | PEO [Member] | (+) Change in Value for Prior Grants Vested in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,145,396)
Mark A. Russell | PEO [Member] | (-) Value of Forfeited Awards as of End of Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,426,999
Mark A. Russell | PEO [Member] | (+) Dividends, Equivalents, or Other Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Pablo M. Koziner | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Pablo M. Koziner	Pablo M. Koziner

[1]	Amounts represent compensation actually paid to our CEO(s) and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules and described below, which includes the following individuals for each fiscal year:
[2]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer as realized income, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The following table details these adjustments. The Company offers neither a defined benefit pension plan nor dividends, so no adjustment for those items are included in the table below.
[3]	TSR is determined based on the end of year value of $100 invested on the first day of each respective year for Nikola and the Nasdaq Clean Edge Green Energy Index.
[4]	The amounts in this column represent the Company’s disclosed net income (loss) for each reported year. As discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company has granted to its named executive officers PSUs that are eligible to vest based on the Company’s TSR relative to the Nasdaq Clean Edge Green Energy. As of 2023, we do not use any other financial performance measure to link compensation actually paid to the PEO and our other named executive officers to the Company’s performance.